EMPLOYEE RETENTION ALLOWANCE - Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [Abstract]
Employee retention allowance, beginning balance	$ 177,284	$ 173,110
Foreign exchange adjustment	(14,327)	4,174
Employee retention allowance, ending balance	$ 162,957	$ 177,284